Investment- Equity Method and Joint Ventures Equity Method Investments and Joint Ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Method Investments
Balance at Beginning of period		$ 114	[1]	$ 0
Investments		75		116
Equity in earnings (loss)		10		11		$ 0
Distributions received		(29)		(13)
Balance at end of period		170	[1]	114	[1]	0
Watson Cogeneration Company
Schedule of Equity Method Investments
Balance at Beginning of period		109	[1]	0
Investments	[2]	13		111
Equity in earnings (loss)		10		11
Distributions received		(29)		(13)
Balance at end of period		103	[1]	109	[1]	0
Difference between carrying amount and underlying equity		70		73
Vancouver Energy
Schedule of Equity Method Investments
Balance at Beginning of period		5	[1]	0
Investments		5		5
Equity in earnings (loss)		(1)		0
Distributions received		0		0
Balance at end of period		9	[1]	5	[1]	0
TLLP | TRG
Schedule of Equity Method Investments
Balance at Beginning of period		0	[1]	0
Investments		39	[2]	0
Equity in earnings (loss)		1		0
Distributions received		0		0
Balance at end of period		40	[1]	0	[1]	0
Difference between carrying amount and underlying equity		15
TLLP | UBFS
Schedule of Equity Method Investments
Balance at Beginning of period		0	[1]	0
Investments		18	[2]	0
Equity in earnings (loss)		0		0
Distributions received		0		0
Balance at end of period		18	[1]	$ 0	[1]	$ 0
Difference between carrying amount and underlying equity		$ 7

[1]	The carrying amount of our investments in Watson, TRG and UBFS exceeded the underlying equity in net assets by $70 million, $15 million, and $7 million, respectively, at December 31, 2014. Watson’s carrying amount at December 31, 2013 exceeded the underlying equity in net assets by $73 million. These basis differences are being amortized over the useful lives of the underlying fixed assets.
[2]	Includes the preliminary fair value of the equity method interest in TRG and UBFS acquired as part of TLLP’s Rockies Natural Gas Business in 2014 and the final fair value Watson acquired in the Los Angeles Acquisition in 2013.